Other Financial Assets and Liabilities	12 Months Ended
Dec. 31, 2024
Text block Explanatory [Abstract]
Other Financial Assets and Liabilities
7	Other Financial Assets and Liabilities

(1)	Details of other financial assets and liabilities as of December 31, 2023 and 2024, are as follows:

(In millions of Korean won)	December 31, 2023		December 31, 2024
Other financial assets
Financial assets at amortized cost 1	￦	1,385,921	962,653
Financial assets at fair value through profits of loss 1,2		939,661	1,029,926
Financial assets at fair value through other comprehensive income		1,680,168	1,665,368
Derivatives used for hedging		159,211	445,471
Less: Non-current		(2,724,761)	(2,759,170)

Current	￦	1,440,200	1,344,248

Other financial liabilities
Financial liabilities at amortized cost 3,4	￦	915,185	942,135
Financial liabilities at fair value through profits or loss		136,106	132,011
Derivatives used for hedging		24,547	3
Less: Non-current		(753,739)	(722,517)

Current	￦	322,099	351,632

1
As of December 31, 2024, the Group’s financial instruments amount to
￦
97,913 million (December 31, 2023:
￦
98,309 million) and consist of checking account deposits, time deposits, and others which are subject to withdrawal restrictions.

2
As of December 31, 2024, the Group provided investments in Korea Software Financial Cooperative and others amounting to
￦
10,511 million (December 31, 2023:
￦
9,016 million) as a collateral in exchange for the payment guarantee provided by the Korea Software Financial Cooperative and others.

3	The amount includes liabilities related to the obligation to acquire additional shares in Epsilon Global Communications Pte. Ltd. and kt Cloud Co., Ltd. (Note 19).
4	The amount includes liabilities convertible preferred Stock issued by kt Cloud Co., Ltd. (Note 19).
(2) Financial Assets at fair value through profit or loss

1)	Details of financial assets at fair value through profit or loss as of December 31, 2023 and 2024, are as follows:

(In millions of Korean won)	December 31, 2023		December 31, 2024
Equity instruments (Listed)	￦	13,911	5,620
Equity instruments (Unlisted)		42,185	47,227
Debt instruments		880,549	971,805
Derivatives held for trading		3,016	5,274

Total		939,661	1,029,926
Less: Non-current		(782,143)	(826,708)

Current	￦	157,518	203,218

2) The maximum exposure to credit risks for debt instruments of financial assets at fair value through profit or loss is the carrying amount of each class of debt instruments above as of December 31, 2024.
(3) Financial Assets at fair value through other comprehensive income
1) Details of financial assets at fair value through other comprehensive income as of December 31, 2023 and 2024, are as follows:

(In millions of Korean won)	December 31, 2023		December 31, 2024
Equity instruments (Listed)	￦	1,231,188	1,317,458
Equity instruments (Unlisted)		443,067	341,753
Debt instruments		5,913	6,157

Total		1,680,168	1,665,368
Less: Non-current		(1,680,168)	(1,665,368)

Current	￦	—	—

2) Upon disposal of these equity investments, any balance within the accumulated other comprehensive income is reclassified not to profit or loss, but to retained earnings. Upon disposal of these debt investments, the remaining balance of the accumulated other comprehensive income is reclassified to profit or loss.
(4) Derivatives used for hedging
1) Details of valuation of derivatives used for hedging as of December 31, 2023 and 2024, are as follows:

	December 31, 2023			December 31, 2024
(In millions of Korean won)	Assets		Liabilities	Assets	Liabilities
Interest rate swap	￦	1,530	191	352	3
Currency swap 1		157,681	24,356	445,119	—

Total		159,211	24,547	445,471	3
Less: Non-current		(107,802)	(23,696)	(261,719)	—

Current	￦	51,409	851	183,752	3

1
The currency swap contract is to hedge the risk of variability in cash flow from the borrowings due to changes in interest rate and foreign exchange rate and the expected maximum period for the Group to be exposed to risks of cash flow fluctuation by hedged items is until September 7, 2034.

The entire fair value of a hedging derivative is classified as a non-current
asset or liability if the remaining maturity of the hedged item exceeds 12 months and, as a current asset or liability, if the maturity of the hedged item is within 12 months.

2) Details of valuation gains and losses on the derivative instruments for the years ended December 31, 2022, 2023 and 2024, are as follows:

(in millions of Korean won)	2022						2023						2024
Type of Transaction	Valuation gain		Valuation loss		Other comprehensive income1		Valuation gain		Valuation loss		Other comprehensive income1		Valuation gain		Valuation Loss		Other comprehensive income1
Interest rate swap	￦	63	￦	490	￦	4,666	￦	48	￦	—	￦	(2,945)	￦	76	￦	—	￦	(1,044)
Currency swap		154,611		20,723		79,781		45,709		162		(27,273)		374,898		3,793		(16,773)
Currency forwards		—		—		754		—		—		—		—		—		—

Total	￦	154,674	￦	21,213	￦	85,201	￦	45,757	￦	162	￦	(30,218)	￦	374,974	￦	3,793	￦	(17,817)

1	The amounts are before adjustments for deferred income tax and allocations to non-controlling interests and have been directly reflected in equity.
3) The effective portion recognized in profit or loss related to cash flow hedges amounts to valuation gains of
￦
364,863
million as other comprehensive income for the year ended December 31, 2024 (2022: ￦ 85,201 million, 2023: ￦ 20,430 million). The ineffective portion recognized in profit or loss related to cash flow hedges amounts to valuation gains of
￦
963
million as current profit or loss for the year ended December 31, 2024 (2022: valuation gain of ￦ 2,707 million, 2023: valuation loss of ￦ 41 million). In addition, the valuation gains reclassified from other comprehensive income to profit or loss amounts to

￦
382,680
million for the year ended December 31, 2024 (2022: ￦ 127,552 million, 2023: ￦ 50,648 million).
4) The unsettled amount of derivative instruments for the years ended December 31, 2023 and 2024, are as follows:
(i) Hedging instruments

(in millions of Korean won and thousands of foreign currencies)	2023
				Book value of hedging instruments		Changes in fair value to calculate the ineffective portion of hedges
Currency	Foreign currency	Contract amount		Assets	Liabilities
USD	2,011,509	￦	2,417,473	157,681	23,465	44,413
JPY	400,000		4,357	—	660	(162)
EUR	7,700		10,283	—	231	381
KRW	—		240,000	1,530	191	707

Total		￦	2,672,113	159,211	24,547	45,339

(in millions of Korean won and thousands of foreign currencies)	2024
				Book value of hedging instruments		Changes in fair value to calculate the ineffective portion of hedges
Currency	Foreign currency	Contract amount		Assets	Liabilities
USD	2,150,937	￦	2,658,775	444,786	—	362,588
EUR	6,900		10,166	333	—	548
KRW	—		120,000	352	3	842

Total		￦	2,788,941	445,471	3	363,978

(ii) Hedged item

(in millions of Korean won)	2023				2024
Currency	Book value of hedged items		Changes in fair value to calculate the ineffective portion of hedges	Cash flow hedge reserves 1	Book value of hedged items	Changes in fair value to calculate the ineffective portion of hedges	Cash flow hedge reserves 1
USD	￦	2,593,707	(44,365)	(30,415)	3,160,554	(358,087)	(42,425)
JPY		3,651	162	49	—	—	—
EUR		10,985	(581)	158	10,548	(437)	(228)
KRW		239,944	(596)	1,315	189,967	(674)	513

Total	￦	2,848,287	(45,380)	(28,893)	3,361,069	(359,198)	(42,140)

1	The amount is after the deferred tax directly added or subtracted to the capital is reflected.
(5) Financial Liabilities at fair value through profit or loss
1) Details of financial liabilities at fair value through profit or loss as of December 31, 2023 and 2024, are as follows:

(in millions of Korean won)	December 31, 2023		December 31, 2024
Derivatives held for trading 1 , 2	￦	136,106	132,011

1
In relation to the additional acquisition of shares of the equity method investee K Bank Inc in 2021, the Group has entered into a shareholder agreement with the shareholders of K Bank Inc. According to the shareholder agreement, if K Bank Inc fails to be listed on the terms agreed in the shareholder agreement, the shareholders of K Bank Inc may exercise their Drag-Along right to the Group and require the Group to sell all the shares owned by such shareholders in K Bank to third parties based on the guaranteed return agreed in the shareholder agreement. The shareholder agreement also includes a call option where, if the shareholders exercise their Drag-Along rights, the Group has an option to purchase the shares held by those shareholders. As of December 31, 2024, the derivative financial liability in accordance with IFRS 9 associated with the rights prescribed in the shareholders agreement was
￦
131,630 million (
￦
133,293 million as of December 31 2023).

2	The amount includes derivatives separated from convertible bonds issued by the Group (Note 15).

2) The valuation gain and loss on financial liabilities at fair value through profit or loss for the years ended December 31, 2022, 2023 and 2024, are as follows:

(in millions of Korean won)	2022		2023		2024
	Valuation gain	Valuation loss	Valuation gain	Valuation loss	Valuation gain	Valuation loss
Derivatives liabilities held for trading	24,683	1,800	3,316	10,710	2,550	5,772